Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of marketable securities
Debt securities		$ 390	$ 214,389
Equity Securities			2,370
Total marketable investment securities	$ 31	390	216,759
Transfer of investments from Level 1 to Level 2		0	0
Transfer of investments from Level 2 to Level 1		0	0
U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		390	66,823
Commercial paper
Fair value of marketable securities
Debt securities			45,938
Corporate securities
Fair value of marketable securities
Debt securities			100,662
Other
Fair value of marketable securities
Debt securities			966
Fair value measurements on recurring basis
Fair value of marketable securities
Cash equivalents (including restricted)	63,344	60,677	114,464
Equity Securities			2,370
Total marketable investment securities	31	390	216,759
Fair value measurements on recurring basis | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		390	66,823
Fair value measurements on recurring basis | Commercial paper
Fair value of marketable securities
Debt securities	31		45,938
Fair value measurements on recurring basis | Corporate securities
Fair value of marketable securities
Debt securities			100,662
Fair value measurements on recurring basis | Other
Fair value of marketable securities
Debt securities			966
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	62,740	60,677	12,493
Equity Securities			2,370
Total marketable investment securities		390	69,193
Fair value measurements on recurring basis | Level 1 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		$ 390	66,823
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	604		101,971
Total marketable investment securities	31		147,566
Fair value measurements on recurring basis | Level 2 | Commercial paper
Fair value of marketable securities
Debt securities	$ 31		45,938
Fair value measurements on recurring basis | Level 2 | Corporate securities
Fair value of marketable securities
Debt securities			100,662
Fair value measurements on recurring basis | Level 2 | Other
Fair value of marketable securities
Debt securities			$ 966